Earnings per share/ADS (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Millions, shares in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2024 CNY (¥) ¥ / shares shares	Mar. 31, 2024 USD ($) $ / shares shares	Mar. 31, 2023 CNY (¥) ¥ / shares shares	Mar. 31, 2022 CNY (¥) ¥ / shares shares	Jul. 30, 2019
Earnings Per Share [Abstract]
ADS ratio	8	8	8	8	8
Numerator:
Net income attributable to ordinary shareholders for computing net income per ordinary share - basic	¥ 79,741	$ 11,044	¥ 72,509	¥ 61,959
Dilution effect on earnings arising from share-based awards operated by equity method investees and subsidiaries | ¥	(228)		(38)	(37)
Net income attributable to ordinary shareholders for computing net income per ordinary share - diluted | ¥	¥ 79,513		¥ 72,471	¥ 61,922
Shares (denominator):
Weighted average number of shares used in calculating net income per ordinary share - basic (million shares)	20,182	20,182	20,980	21,558
Adjustments for dilutive RSUs and share options (million shares)	177	177	134	229
Weighted average number of shares used in calculating net income per ordinary share - diluted (million shares)	20,359	20,359	21,114	21,787
Net income per ordinary share - basic (RMB) | (per share)	¥ 3.95	$ 0.55	¥ 3.46	¥ 2.87
Net income per ordinary share - diluted (RMB) | (per share)	3.91	0.54	3.43	2.84
Earnings per ADS
Net income per ADS - basic (RMB) | (per share)	31.61	4.38	27.65	22.99
Net income per ADS - diluted (RMB) | (per share)	¥ 31.24	$ 4.33	¥ 27.46	¥ 22.74